STOCK-BASED COMPENSATION (Detail Textuals) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option and long-term incentive plans, exercisable period (in years)	10 years
Stock options, restricted stock and performance shares vesting period (in years)	3 years
Average exercise period for outstanding options (in months)	65 months
Average exercise period for exercisable options (in months)	50 months
Aggregate intrinsic value for outstanding options	$ 2.5
Aggregate intrinsic value for exercisable options	2.5
Total intrinsic value of options exercised	1.3	$ 3.9	$ 4.2
Total unrecognized compensation, unvested	$ 5.3
Total unrecognized compensation, unvested, weighted average recognition period (in years)	15 months
Performance share award cycle (in years)	3
Liability recorded for performance shares to be settled in cash	$ 3.5
Performance Share Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation, unvested	$ 4.9
Total unrecognized compensation, unvested, weighted average recognition period (in years)	14 months